Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Loss Before Income Tax Expense

For the years ended December 31, 2024, 2023 and 2022, loss before income tax expense consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2022

U.S. operations	(1,239,213)	(3,348,514)	(4,199,652)
Foreign operations	(72,641,769)	(30,466,205)	(10,046,226)
Total	(73,880,982)	(33,814,719)	(14,245,878)

Schedule of Net Deferred Tax Assets and Liabilities

The components of Group’s net deferred tax assets and liabilities are as follows:

	Dec 31, 2024	Dec 31, 2023
Deferred tax assets:
Net operating loss carryforwards	10,165,947	6,735,213
Other assets	237,778	214,120
Share-based compensation	8,424,224	833,584
Operating lease liabilities	142,939	172,133
Financial liabilities	--	110
Accounts receivable, net	189,556	164,722
Accrued expenses and other current liabilities	426,520	589,247
Other non-current liabilities	72,531	81,465
Total deferred tax assets	19,659,495	8,790,594

Deferred tax liabilities:
Property, equipment and deposits, net	(569,632)	(2,577,631)
Operating lease right of use assets	(209,337)	(255,935)
Other assets	--	(36,910)
Other	(166,924)	(321,030)
Total deferred tax liabilities:	(945,893)	(3,191,506)

Less valuation allowance	(18,713,602)	(5,599,088)

Net deferred tax assets	--	--

Schedule of Reconciles the Differences Between the Statutory U.S. Income Tax Rate to Effective Tax Rate

The following table reconciles the differences between the U.S. federal statutory income tax rate to the Groups’ effective tax rate for the years ended December 31, 2024, 2023 and 2022:

	%	2024	%	2023	%	2022

Loss before income tax expense:		(73,880,982)		(33,814,719)		(14,245,878)
Income tax benefit at statutory rate	21	15,515,006	21	7,101,091	21	2,991,634
Non-deductible expenses	(4)	(2,793,179)	(11)	(3,799,970)	(5)	(777,764)
Currency remeasurement adjustments	(1)	(825,400)	(7)	(2,455,462)	(4)	(555,212)
Change in valuation allowance	(18)	(13,114,513)	(5)	(1,718,655)	(9)	(1,224,430)
Effect of different tax rates	2	1,218,085	3	872,997	(3)	(434,228)
Change in tax rates	--	--	--	--	--	--
Effective tax rate / income tax expense:	--	--	--	--	--	--